Derivative Financial Instruments - Gains and Losses (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Derivative Instruments, Gain (Loss)
Gain (loss) recognized in earnings on derivatives	$ (1,153)	$ 150	$ 220
Derivative, Gain (Loss), Statement of Income or Comprehensive Income [Extensible Enumeration]	Cost, Interest expense (Note P&T), Selling, general and administrative, Other (income) and expense (Note A)	Cost, Interest expense (Note P&T), Selling, general and administrative, Other (income) and expense (Note A)	Cost, Interest expense (Note P&T), Selling, general and administrative, Other (income) and expense (Note A)
Gain (loss) recognized in earnings attributable to risk being hedged	$ 384	$ 71	$ 14
Cash flow hedges and net investment hedges
Derivative Instruments, Gain (Loss)
Gain (Loss) Recognized in Earnings and Other Comprehensive Income - Recognized in OCI	1,854	1,989	(2,477)
Gain (Loss) Recognized in Earnings and Other Comprehensive Income - Reclassified from AOCI	400	(243)	21
Gain (Loss) Recognized in Earnings and Other Comprehensive Income - Amounts Excluded from Effectiveness Testing	64	23	60
Foreign exchange contracts | Derivative instruments in cash flow hedges
Derivative Instruments, Gain (Loss)
Gain (Loss) Recognized in Earnings and Other Comprehensive Income - Recognized in OCI	241	344	(349)
Foreign exchange contracts | Instruments in net investment hedges
Derivative Instruments, Gain (Loss)
Gain (Loss) Recognized in Earnings and Other Comprehensive Income - Recognized in OCI	1,613	1,644	(2,127)
Foreign exchange contracts | Not designated as hedging instruments - economic hedges
Derivative Instruments, Gain (Loss)
Gain (loss) recognized in earnings on derivatives	$ (492)	$ (48)	$ 1
Derivative, Gain (Loss), Statement of Income or Comprehensive Income [Extensible Enumeration]	Other (income) and expense (Note A)	Other (income) and expense (Note A)	Other (income) and expense (Note A)
Equity contracts | Not designated as hedging instruments - economic hedges
Derivative Instruments, Gain (Loss)
Gain (loss) recognized in earnings on derivatives		$ 201	$ 142
Derivative, Gain (Loss), Statement of Income or Comprehensive Income [Extensible Enumeration]		Selling, general and administrative	Selling, general and administrative
Cost of services | Foreign exchange contracts | Derivative instruments in cash flow hedges
Derivative Instruments, Gain (Loss)
Gain (Loss) Recognized in Earnings and Other Comprehensive Income - Reclassified from AOCI	$ 24	$ 43	$ 23
Cost of sales | Foreign exchange contracts | Derivative instruments in cash flow hedges
Derivative Instruments, Gain (Loss)
Gain (Loss) Recognized in Earnings and Other Comprehensive Income - Reclassified from AOCI	99	(16)	2
Cost of financing | Interest rate contracts | Derivative instruments in fair value hedges
Derivative Instruments, Gain (Loss)
Gain (loss) recognized in earnings on derivatives	(73)	(1)	20
Gain (loss) recognized in earnings attributable to risk being hedged	85	18	4
Cost of financing | Interest rate contracts | Derivative instruments in cash flow hedges
Derivative Instruments, Gain (Loss)
Gain (Loss) Recognized in Earnings and Other Comprehensive Income - Reclassified from AOCI	(4)	(4)	(5)
Cost of financing | Foreign exchange contracts | Derivative instruments in cash flow hedges
Derivative Instruments, Gain (Loss)
Gain (Loss) Recognized in Earnings and Other Comprehensive Income - Reclassified from AOCI	(21)	(18)	(23)
Cost of financing | Foreign exchange contracts | Instruments in net investment hedges
Derivative Instruments, Gain (Loss)
Gain (Loss) Recognized in Earnings and Other Comprehensive Income - Amounts Excluded from Effectiveness Testing	14	6	16
SG&A expense | Foreign exchange contracts | Derivative instruments in cash flow hedges
Derivative Instruments, Gain (Loss)
Gain (Loss) Recognized in Earnings and Other Comprehensive Income - Reclassified from AOCI	38	(24)	0
SG&A expense | Equity contracts | Not designated as hedging instruments - economic hedges
Derivative Instruments, Gain (Loss)
Gain (loss) recognized in earnings on derivatives	(249)
Other (income) and expenses | Foreign exchange contracts | Derivative instruments in cash flow hedges
Derivative Instruments, Gain (Loss)
Gain (Loss) Recognized in Earnings and Other Comprehensive Income - Reclassified from AOCI	349	(157)	101
Other (income) and expenses | Equity contracts | Not designated as hedging instruments - economic hedges
Derivative Instruments, Gain (Loss)
Gain (loss) recognized in earnings on derivatives	(83)
Interest expense. | Interest rate contracts | Derivative instruments in fair value hedges
Derivative Instruments, Gain (Loss)
Gain (loss) recognized in earnings on derivatives	(257)	(2)	58
Gain (loss) recognized in earnings attributable to risk being hedged	299	53	11
Interest expense. | Interest rate contracts | Derivative instruments in cash flow hedges
Derivative Instruments, Gain (Loss)
Gain (Loss) Recognized in Earnings and Other Comprehensive Income - Reclassified from AOCI	(14)	(13)	(13)
Interest expense. | Foreign exchange contracts | Derivative instruments in cash flow hedges
Derivative Instruments, Gain (Loss)
Gain (Loss) Recognized in Earnings and Other Comprehensive Income - Reclassified from AOCI	(72)	(52)	(65)
Interest expense. | Foreign exchange contracts | Instruments in net investment hedges
Derivative Instruments, Gain (Loss)
Gain (Loss) Recognized in Earnings and Other Comprehensive Income - Amounts Excluded from Effectiveness Testing	$ 50	$ 17	$ 45